Operating Leases	12 Months Ended
Dec. 31, 2011
Operating Leases
Operating Leases

(9)               Operating Leases

Minimum lease payments under operating leases to be received in the future, excluding rental income under master lease agreements and assuming no expiring leases are renewed are as follows:

2012	$98,997
2013	90,119
2014	77,130
2015	65,454
2016	54,132
Thereafter	185,554

Total	$571,386

Pursuant to the lease agreements, tenants of the property are required to reimburse the Company for some or all of the particular tenant’s pro rata share of the real estate taxes and operating expenses of the property.  Such amounts are not included in the future minimum lease payments above, but are included in tenant recoveries on the accompanying consolidated statements of operations and other comprehensive income.

Certain tenant leases contain provisions providing for “stepped” rent increases.  U.S. GAAP requires the Company to record rental income for the period of occupancy using the effective monthly rent, which is the average monthly rent for the entire period of occupancy during the term of the lease.  The accompanying consolidated financial statements include increases of $1,562 and $1,579 and a decrease of $732 for the years ended December 31, 2011, 2010 and 2009, respectively, of rental income for the period of occupancy for which stepped rent increases apply and $19,633 and $18,071 in related accounts receivable as of December 31, 2011 and 2010, respectively.  The Company anticipates collecting these amounts over the terms of the leases as scheduled rent payments are made.